Benefit Plans (Summary Of Option Related Compensation Expense Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Tax benefit	$ (0.1)	$ (0.3)	$ (0.5)
Total option related compensation expense included in net income	0.7	1.3	2.0
General And Administrative [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Option related compensation expense	0.8	1.6	2.5
Operating Expenses [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Option related compensation expense	$ 0.8	$ 1.6	$ 2.5